Basic And Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share Reconciliation [Abstract]
Schedule Of Earnings Per Share Basic And Diluted

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator
Net loss	(502,055)	(941,895)	(1,071,074)
Accretion on convertible redeemable preferred shares to redemption value	(232,319)	(283,981)	(164,065)

Net loss attributable to ordinary shareholders	(734,374)	(1,225,876)	(1,235,139)

Denominator
Weighted average number of ordinary shares used in computing net loss per share
—Basic and diluted	107,114,306	111,172,986	529,343,027
Net loss per share attributable to ordinary shareholders
—Basic and diluted	(6.86)	(11.03)	(2.33)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
As the Group incurred loss for the years ended December 31, 2019, 2020 and 2021, the ordinary share equivalents, including preferred shares, share options and RSUs granted, were anti-dilutive and excluded from the computation of diluted net loss per share. The weighted average numbers of these ordinary share equivalents for the periods presented were as follows:

	For the year ended December 31,
	2019	2020	2021
P referred shares	431,914,761	500,211,192	251,440,808
Share options and RSUs	38,394,825	60,853,313	78,376,179